Note 5 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2018 USD ($)
2019	$ 3,912,000
2020	5,212,000
2021	8,362,000
2022	15,211,000
Total	$ 32,697,000